EQUITY (Details) (USD $) In Thousands, except Share data, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, outstanding at beginning of year	306,984	271,984	321,016
Granted	49,600	312,984	0
Exercised	0	(10,000)	(1,500)
Forfeited	(8,550)	(5,000)	0
Cancelled		(262,984)	(47,532)
Options, outstanding at end of year	348,034	306,984	271,984
Options, exercisable at end of year	175,240	4,188	158,824
Vested and expected to vest	344,578
Weighted average exercise price, outstanding at beginning of year	$ 3.4	$ 6.81	$ 6.28
Granted	$ 0.75	$ 3.38	$ 0
Exercised	$ 0	$ 3.38	$ 3.14
Forfeited	$ 3.4	$ 6.81	$ 0
Cancelled		$ 6.81	$ 3.48
Weighted average exercise price, outstanding at end of year	$ 3.05	$ 3.4	$ 6.81
Weighted average exercise price, exercisable at end of year	$ 3.41	$ 5.11	$ 6.81
Vested and expected to vest	$ 3.08
Weighted average remaining contractual term, outstanding at end of year	3 years 11 months 26 days
Weighted average remaining contractual term, exercisable at end of year	3 years 7 months 13 days
Vested and expected to vest	4 years 11 days
Aggregate intrinsic value, outstanding at end of year	$ 1,446
Aggregate intrinsic value, exercisable at end of year	837
Vested and expected to vest	$ 1,060